Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of outstanding stock options
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2023 and 2022:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2022	972,097	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643	1,778,431	48,596	8,594,289	56.24
Forfeited	(375,233)	(454,132)	—	(190,687)	70.28
Replacement awards in a business combination	909,735	—	—	414,606	19.71
Granted	3,410,312	—	64,425	49,068	28.75
Dividend equivalents	52,081	8,604	814	—	—
Exercised	(532,259)	—	—	(719,853)	11.28
Outstanding, end of year 2023	7,357,279	1,332,903	113,835	8,147,423	57.86

Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30
Exercisable, end of year 2023	1,289,637	142,565	113,835	4,180,568	28.51

Granted - Weighted average grant date fair value[1] 2022	$38.45	$49.76	$30.79	$7.01	—
Granted - weighted average grant date fair value[1] 2023	$22.15	$19.62	$24.41	$18.15	—
[1] Granted - weighted average grant date fair value includes units granted and replacement awards in a business combination.

Schedule of outstanding RSUs, PSUs, and DSUs
The table below summarizes the changes in the outstanding RSUs, PSUs, DSUs, and stock options for the years ended December 31, 2023 and 2022:

				Stock options
	Restricted share units	Performance share units	Deferred share units	Quantity	Weighted average exercise price
					$
Outstanding, beginning of year 2022	972,097	1,395,169	10,371	8,847,218	55.87
Forfeited	(53,947)	—	—	(194,517)	53.96
Granted	3,067,155	383,262	38,225	41,845	37.97
Exercised	(92,662)	—	—	(100,257)	20.69
Outstanding, end of year 2022	3,892,643	1,778,431	48,596	8,594,289	56.24
Forfeited	(375,233)	(454,132)	—	(190,687)	70.28
Replacement awards in a business combination	909,735	—	—	414,606	19.71
Granted	3,410,312	—	64,425	49,068	28.75
Dividend equivalents	52,081	8,604	814	—	—
Exercised	(532,259)	—	—	(719,853)	11.28
Outstanding, end of year 2023	7,357,279	1,332,903	113,835	8,147,423	57.86

Exercisable, end of year 2022	241,732	141,122	48,596	3,762,900	22.30
Exercisable, end of year 2023	1,289,637	142,565	113,835	4,180,568	28.51

Granted - Weighted average grant date fair value[1] 2022	$38.45	$49.76	$30.79	$7.01	—
Granted - weighted average grant date fair value[1] 2023	$22.15	$19.62	$24.41	$18.15	—
[1] Granted - weighted average grant date fair value includes units granted and replacement awards in a business combination.

Schedule of stock options outstanding and exercisable weighted average remaining term
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2023:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	836,314	4.2	836,314	4.2
3.42 – 4.00	720,597	4.7	720,597	4.7
4.70 – 6.30	43,699	5.1	43,699	5.1
11.51 – 17.22	552,026	6.1	376,529	6.1
17.99 – 37.51	2,350,983	6.9	1,230,029	6.8
47.21 – 78.58	711,251	5.6	610,181	5.3
104.53 – 127.33	2,932,553	7.8	363,219	7.7
	8,147,423	6.6	4,180,568	5.7

Schedule of stock options outstanding and exercisable by exercise price
The following table summarizes information about stock options outstanding and exercisable as at December 31, 2023:

	Options outstanding		Options exercisable
Exercise price $	Number of options	Weighted average remaining contractual term (in years)	Number of options	Weighted average remaining term (in years)
2.80	836,314	4.2	836,314	4.2
3.42 – 4.00	720,597	4.7	720,597	4.7
4.70 – 6.30	43,699	5.1	43,699	5.1
11.51 – 17.22	552,026	6.1	376,529	6.1
17.99 – 37.51	2,350,983	6.9	1,230,029	6.8
47.21 – 78.58	711,251	5.6	610,181	5.3
104.53 – 127.33	2,932,553	7.8	363,219	7.7
	8,147,423	6.6	4,180,568	5.7

Schedule of stock options weighted average assumptions
The fair value of stock options granted was estimated on the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2023	2022
Share price	$31.49	$37.97
Exercise price	$19.71	$37.97
Risk-free interest rate	4.00%	2.98%
Expected volatility	35.5%	41.3%
Dividend yield	—	—
Expected term	6.0 years	1.1 years